Earnings Per Share - Summary of Options Plans (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Line Items]
Anti‑dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	16,644,000	18,044,000	18,969,000
NED Plan
Earnings Per Share [Line Items]
Anti‑dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	10,000,000	6,000,000	6,000,000
LTIP
Earnings Per Share [Line Items]
Anti‑dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	6,644,000	12,044,000	12,969,000